Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001011378_SupplementTextBlock

March 17, 2014

The Universal Institutional Funds, Inc.

Supplement dated March 17, 2014 to The Universal Institutional Funds, Inc.
Prospectus dated December 18, 2013 of:

Global Infrastructure Portfolio
(the "Portfolio") (Class I)

Pursuant to separate agreements and plans of reorganization between The Universal Institutional Funds, Inc. (the "Fund"), on behalf of the Portfolio, and Morgan Stanley Select Dimensions Investment Series—Global Infrastructure Portfolio ("SD Global Infrastructure"), and Morgan Stanley Variable Investment Series—Global Infrastructure Portfolio ("VIS Global Infrastructure" and together with SD Global Infrastructure, each a "Predecessor Fund"), on April 28, 2014, the Portfolio will acquire substantially all of the assets and liabilities of each Predecessor Fund in exchange for Class I and Class II shares of the Portfolio (collectively, the "Reorganization"). As a result of the Reorganization, the following changes to the Prospectus are effective April 28, 2014:

Risk/Return [Heading]	rr_RiskReturnHeading	Global Infrastructure Portfolio
Expense [Heading]	rr_ExpenseHeading	The following replaces the "Annual Portfolio Operating Expenses" table and related footnotes in the section of the Prospectus entitled "Portfolio Summary-Fees and Expenses of the Portfolio (Class I)-Annual Fund Operating Expenses:"
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	The following replaces the "Example" table in the section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Class I
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.35%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073

[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87%. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization (defined herein) or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.